Commitments and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Leases (Details)	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 5,554,501
2020	5,073,914
2021	3,714,020
Total	$ 14,342,435